United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2011 (unaudited)

Shares		Value
	COMMON STOCKS – 93.8%
	Consumer Discretionary – 7.2%
70,148	Bob Evans Farms, Inc.	2,227,901
97,725	Comcast Corp., Class A	2,102,065
42,580	Darden Restaurants, Inc.	2,048,098
49,500	Foot Locker, Inc.	1,033,065
83,505	Genuine Parts Co.	4,594,445
92,645	Home Depot, Inc.	3,092,490
127,835	Meredith Corp.	3,298,143
48,715	Omnicom Group, Inc.	1,975,393
163,700	Regal Entertainment Group	2,139,559
20,410	Target Corp.	1,054,585
66,640	Time Warner, Inc.	2,109,822
88,530	Viacom, Inc., Class B	4,270,687
	TOTAL	29,946,253
	Consumer Staples – 8.0%
178,190	Altria Group, Inc.	4,844,986
99,885	H.J. Heinz Co.	5,257,947
61,585	Imperial Tobacco Group PLC, ADR	4,076,927
22,020	Kimberly-Clark Corp.	1,522,903
29,355	Lorillard, Inc.	3,270,734
61,780	Molson Coors Brewing Co., Class B	2,702,875
56,735	Philip Morris International, Inc.	3,932,870
213,195	Reynolds American, Inc.	8,009,736
	TOTAL	33,618,978
	Energy – 10.9%
83,700	Chevron Corp.	8,278,767
230,155	ConocoPhillips	15,666,651
83,820	Exxon Mobil Corp.	6,206,033
109,480	Royal Dutch Shell PLC, Class A, ADR	7,340,634
162,350	Seadrill Ltd.	5,255,269
60,925	Total S.A., ADR	2,987,762
	TOTAL	45,735,116
	Financials – 14.2%
98,178	Ace Ltd.	6,340,335
97,370	American Financial Group, Inc.	3,240,474
60,440	Assurant, Inc.	2,125,675
35,200	Axis Capital Holdings Ltd.	1,008,832
87,895	Chubb Corp.	5,439,822
76,485	Cincinnati Financial Corp.	2,135,461
182,355	Hospitality Properties Trust	4,281,696
199,500	JPMorgan Chase & Co.	7,493,220
26,520	M & T Bank Corp.	2,017,376
117,920	Mercury General Corp.	4,659,019
96,080	PNC Financial Services Group	4,817,451
175,035	People's United Financial, Inc.	2,056,661
153,345	Sun Life Financial Services of Canada	4,147,982
225,925	U.S. Bancorp	5,243,719

Shares		Value
165,615	Wells Fargo & Co.	4,322,552
	TOTAL	59,330,275
	Health Care – 12.8%
87,205	Abbott Laboratories	4,579,134
40,730	Amgen, Inc.	2,256,646
38,150	Baxter International, Inc.	2,135,637
240,923	Bristol-Myers Squibb Co.	7,167,459
238,270	Eli Lilly & Co.	8,937,508
186,420	GlaxoSmithKline PLC, ADR	7,984,369
262,605	Merck & Co., Inc.	8,697,477
574,865	Pfizer, Inc.	10,910,938
25,450	Teva Pharmaceutical Industries Ltd., ADR	1,052,612
	TOTAL	53,721,780
	Industrials – 8.9%
22,235	Caterpillar, Inc.	2,023,385
958,485	General Electric Co.	15,632,890
40,260	Honeywell International, Inc.	1,924,831
43,530	Norfolk Southern Corp.	2,946,111
77,195	Republic Services, Inc.	2,343,640
25,005	Tyco International Ltd.	1,039,708
32,155	Union Pacific Corp.	2,963,726
111,930	United Parcel Service, Inc.	7,542,963
14,080	United Technologies Corp.	1,045,440
	TOTAL	37,462,694
	Information Technology – 7.5%
78,030	IBM Corp.	13,414,137
98,750	Intel Corp.	1,987,838
188,245	Jabil Circuit, Inc.	3,171,928
142,270	KLA-Tencor Corp.	5,218,464
70,025	Microchip Technology, Inc.	2,298,220
72,715	Paychex, Inc.	1,961,851
386,945	Xerox Corp.	3,211,643
	TOTAL	31,264,081
	Materials – 5.2%
72,964	Dow Chemical Co.	2,075,826
63,570	Freeport-McMoran Copper & Gold, Inc.	2,996,690
35,085	Newmont Mining Corp.	2,197,022
52,180	PPG Industries, Inc.	3,996,466
210,100	RPM International, Inc.	4,378,484
73,900	Rexam PLC, ADR	2,135,710
34,255	Rio Tinto PLC, ADR	2,095,036
104,755	Worthington Industries, Inc.	1,702,269
	TOTAL	21,577,503
	Telecommunication Services – 9.8%
462,000	AT&T, Inc.	13,157,760
224,070	BCE, Inc.	8,991,929
197,710	CenturyLink, Inc.	7,147,217
395,070	Deutsche Telekom AG, ADR	5,048,995
259,210	Vodafone Group PLC, ADR	6,827,591
	TOTAL	41,173,492

Shares			Value
		Utilities – 9.3%
41,100		Ameren Corp.	1,243,686
60,280		American Electric Power Co., Inc.	2,328,616
231,885		CMS Energy Corp.	4,568,134
111,188		DPL, Inc.	3,326,745
72,505		DTE Energy Co.	3,665,853
63,150		FirstEnergy Corp.	2,794,388
88,585		Integrys Energy Group, Inc.	4,435,451
32,955		National Grid PLC, ADR	1,671,478
32,880		ONEOK, Inc.	2,331,192
289,060		Pepco Holdings, Inc.	5,630,889
58,660		SCANA Corp.	2,359,305
96,225		Scottish & Southern Energy PLC, ADR	2,040,932
62,865		Southern Co.	2,600,096
		TOTAL	38,996,765
		TOTAL COMMON STOCKS (IDENTIFIED COST $365,635,185)	392,826,937
		Purchased PUT Options – 0.0%
42,300,000		EURO PUT/USD CALL, Exercise Price $1.15, Expiration Date 12/30/2011	33,840
32,900,000		GBP PUT/USD CALL, Exercise Price $1.35, Expiration Date 12/30/2011	9,870
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $690,547)	43,710
		MUTUAL FUND – 7.1%
29,579,084	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	29,579,084
		TOTAL INVESTMENTS — 100.9% (IDENTIFIED COST $395,904,816)[3]	422,449,731
		OTHER ASSETS AND LIABILITIES - NET — (0.9)%[4]	(3,777,846)
		TOTAL NET ASSETS — 100%	$418,671,885
1	Affiliated holding.
2	7-Day net yield.
3	At August 31, 2011, the cost of investments for federal tax purposes was $395,904,816. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $26,544,915. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,287,920 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,743,005.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$322,780,836	$ —	$ —	$322,780,836
International	70,046,101	—	—	70,046,101
Purchased Put Options	—	43,710	—	43,710
Mutual Fund	29,579,084	—	—	29,579,084
TOTAL SECURITIES	$422,406,021	$43,710	$ —	$422,449,731

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011